UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Croteau Investment Management, Inc.
Address: 100 First Stamford Place

         Stamford, CT  06902

13F File Number:  28-4873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garnet R. Croteau
Title:     President
Phone:     203-961-8034

Signature, Place, and Date of Signing:

     Garnet R. Croteau     Stamford, CT     January 07, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $86,655 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       cs                  885535104     3879    45620 SH       SOLE                    45620
AMERICAN EXPRESS            cs                  025816109     4315    89475 SH       SOLE                    89475
AMERICAN INT'L GRP          cs                  026874107     6106    92124 SH       SOLE                    92124
CALAMOS CNV HIGH INC FND                        1211P1086     1238    73750 SH       SOLE                    73750
CISCO SYSTEMS               cs                  17275R102    10490   432934 SH       SOLE                   432934
COCA COLA                   cs                  191216100     4366    86025 SH       SOLE                    86025
CORINTHIAN COL              cs                  218868107     1131    20375 SH       SOLE                    20375
DELL COMPUTER               cs                  247025109     2932    86275 SH       SOLE                    86275
DISNEY WALT                 cs                  254687106     4054   173750 SH       SOLE                   173750
ELI LILLY                   cs                  532457108     3817    54275 SH       SOLE                    54275
FIRST DATA CORP             cs                  319963104     2618    63725 SH       SOLE                    63725
GENERAL ELECTRIC            cs                  369604103     8578   276900 SH       SOLE                   276900
GOLDMAN SACHS GROUP         cs                  38141G104     2221    22500 SH       SOLE                    22500
HOME DEPOT                  cs                  437076102     1694    47720 SH       SOLE                    47720
INTEL CORP.                 cs                  458140100    10118   315700 SH       SOLE                   315700
JOHNSON & JOHNSON           cs                  478160104     2907    56275 SH       SOLE                    56275
JP MORGAN CHASE             cs                  46624E405     2518    68550 SH       SOLE                    68550
LOWES COMPANIES INC         cs                  540424108     2763    49875 SH       SOLE                    49875
MICROSOFT                   cs                  594918104      272     9925 SH       SOLE                     9925
NICHLAS-APPLEGTE CV IN FD                       65370G109     2220   144000 SH       SOLE                   144000
NUVEEN PREF CONV INC FD 2                       67073D102     2126   145600 SH       SOLE                   145600
PFIZER                      cs                  717081103     6292   178091 SH       SOLE                   178091